Share-Based Compensation - Stock option Activities (Details) - Stock options - 2018 Plan - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding at the beginning of period (in shares)	93,464,488	104,543,578	175,978,312
Grant to Employees (in shares)	94,543,900		2,809,000
Exercised (in shares)	(50,219,050)
Forfeited (in shares)	(7,633,050)	(11,079,090)	(74,243,734)
Outstanding at the end of period (in shares)	130,156,288	93,464,488	104,543,578	175,978,312
Exercisable (in shares)	39,349,888
Weighted average exercise price
Outstanding (in dollars per share)	$ 0.0000001	$ 0.0000001	$ 0.0000001	$ 0.0000001
Grant to Employees (in dollars per share)	0.0000001		0.0000001
Exercised (in dollars per share)	0.0000001
Forfeited (in dollars per share)	0.0000001	$ 0.0000001	$ 0.0000001
Exercisable (in dollars per share)	$ 0.0000001
Weighted average remaining contractual term
Outstanding (in Years)	4 years 7 days	2 years 11 months 23 days	3 years 11 months 23 days	4 years 11 months 19 days
Exercisable at the end of period (in years)	2 years 21 days
Weighted average grant date fair value
Outstanding (in dollars per share)	$ 0.44	$ 1.38	$ 1.38	$ 1.38
Exercisable (in dollars per share)	$ 1.34